Offsets	Apr. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Camden Property Trust
Form or Filing Type	S-3
File Number	333-271865
Initial Filing Date	May 22, 2023
Fee Offset Claimed	$ 8,750.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 500,000,000.00
Offset Note	The Registrant's prospectus supplement, dated and filed under Rule 424(b)(5) on May 22, 2023, under Registration Statement No. 333-271865, offered up to $500,000,000 Common Shares all of which remain unsold, the offering made by such prospectus supplement having been terminated. In connection with such prospectus supplement, the Registrant paid a contemporaneous filing fee of $8,750 in respect of Common Shares with a maximum aggregate offering price of $500,000,000, all of which such filing fee is allocable to such shares remain unsold. Accordingly, the Registrant hereby claims a fee offset in such amount pursuant to Rule 457(p).
Termination / Withdrawal Statement	The Registrant's prospectus supplement, dated and filed under Rule 424(b)(5) on May 22, 2023, under Registration Statement No. 333-271865, offered up to $500,000,000 Common Shares all of which remain unsold, the offering made by such prospectus supplement having been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Camden Property Trust
Form or Filing Type	S-3
File Number	333-271865
Filing Date	May 22, 2023
Fee Paid with Fee Offset Source	$ 8,750.00
Offset Note	(1) The Registrant's prospectus supplement, dated and filed under Rule 424(b)(5) on May 22, 2023, under Registration Statement No. 333-271865, offered up to $500,000,000 Common Shares all of which remain unsold, the offering made by such prospectus supplement having been terminated. In connection with such prospectus supplement, the Registrant paid a contemporaneous filing fee of $8,750 in respect of Common Shares with a maximum aggregate offering price of $500,000,000, all of which such filing fee is allocable to such shares remain unsold. Accordingly, the Registrant hereby claims a fee offset in such amount pursuant to Rule 457(p). (2) Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price of $500,000,000, and Rule 457(r) under the Securities Act of 1933, as amended.